Deferred tax liabilities (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities Gross	€ 10,953	€ 10,780
Additions, Deferred Tax Liabilities Gross	1,171	1,796
Deductions, Deferred Tax Liabilities Gross	(835)	(1,486)
Currency Translation Differences, Deferred Tax Liabilities Gross	(1,123)	229
Other Changes, Deferred Tax Liabilities Gross	3	(366)
Deferred Tax Liabilities Gross	10,169	10,953
Deferred Tax Assets, Gross	(13,698)	(12,307)
Additions Deferred Tax Assets Gross	(2,341)	(2,994)
Deductions Deferred Tax Assets Gross	1,588	1,208
Currency Translation Differences Deferred Tax Assets Gross	862	(185)
Other Changes Deferred Tax Assets Gross	(20)	580
Deferred Tax Assets, Gross	(13,609)	(13,698)
Provision For Impairments Deferred Tax Assets	5,622	5,099
Additions Deferred Tax Assets Impairments	212	667
Deductions Deferred Tax Assets Impairments	(349)	(254)
Currency Translation Differences Deferred Tax Assets Impairments	(202)	80
Other Changes Deferred Tax Assets Impairments	(21)	30
Provision For Impairments Deferred Tax Assets	5,262	5,622
Deferred Tax Assets, Net of Valuation Allowance	(8,076)	(7,208)
Additions Deferred Tax Assets Net	(2,129)	(2,327)
Deductions Deferred Tax Assets Net	1,239	954
Currency Translation Differences Deferred Tax Assets Net	660	(105)
Other Changes Deferred Tax Assets Net	(41)	610
Deferred Tax Assets, Net of Valuation Allowance	(8,347)	(8,076)
Net deferred tax liabilities	2,877	3,572
Additions Deferred Tax Liabilities Net	(958)	(531)
Deductions Deferred Tax Liabilities Net	404	(532)
Currency Translation Differences Deferred Tax Liabilities Net	(463)	124
Other Changes Deferred Tax Liabilities Net	(38)	244
Net deferred tax liabilities	€ 1,822	€ 2,877